iShares®

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Goldman, Sachs & Co. or Morgan Stanley Capital International, Inc. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Goldman Sachs Technology Index Fund

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares MSCI EAFE Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment advisor to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust, called “iShares®,” are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange. Market prices for a Fund’s iShares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in blocks of 50,000 iShares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated December 1, 2003

(as revised April 14, 2004)

page i

Distribution	29

Financial Highlights	30

Index Providers	33

Disclaimers	33

Supplemental Information	36
Premium/Discount Information	36
Total Return Information	38

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page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Goldman, Sachs & Co. (“Goldman Sachs”) is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

Morgan Stanley Capital International, Inc. (“MSCI”) is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either of the Index Providers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds section provides important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depository Receipts (“ADRs”) based on securities in the Underlying Index. A Fund may invest up to 10% of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

®	iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

BGFA uses two basic indexing strategies — Replication and Representative Sampling — as described below. The Description of iShares Funds section describes the strategy of each Fund.

Replication

“Replication” is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of iShares Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

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Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may affect a Fund’s ability to achieve close correlation with its Underlying Index. A Fund’s returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

Although the iShares described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in iShares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other Than NAV

iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s iShares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s iShares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares Overview

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Description of iShares Goldman Sachs Index Funds

■	iShares Goldman Sachs Technology Index Fund

■	iShares Goldman Sachs Networking Index Fund

■	iShares Goldman Sachs Semiconductor Index Fund

■	iShares Goldman Sachs Software Index Fund

■	iShares Goldman Sachs Natural Resources Index Fund

Goldman Sachs, Goldman Sachs Technology Sector Index, Goldman Sachs Technology Industry Multimedia Networking Index, Goldman Sachs Technology Industry Semiconductor Index, Goldman Sachs Natural Resources Sector Index and Goldman Sachs Technology Industry Software Index are servicemarks of Goldman, Sachs & Co. (“Goldman Sachs”) and have been licensed for use for certain purposes by BGI. The Funds that are based on Goldman Sachs indices are not sponsored, endorsed, sold or promoted by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in iShares.

iShares Goldman Sachs Index Funds

iShares Goldman Sachs Technology Index Fund

Cusip: 464287549

Trading Symbol: IGM

Underlying Index: Goldman Sachs Technology Sector Index

Investment Objective

The iShares Goldman Sachs Technology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”).

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded technology related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the technology industry, the Fund will always be concentrated in the technology industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 35.10%. The best calendar quarter return during the period shown above was 22.13% in the 4th quarter of 2002; the worst was –27.84% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–40.58%	–29.76%
Return After Taxes on Distributions[2]	–40.58%	–29.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–24.92%	–23.07%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–40.27%	–29.42%

1	Inception date: 3/13/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Goldman Sachs Technology Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $2,024,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,024,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,146 if the Creation Unit is redeemed after one year, $34,255 if the Creation Unit is redeemed after three years, $58,398 if the Creation Unit is redeemed after five years, and $128,930 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Goldman Sachs Networking

Index Fund

Cusip: 464287531

Trading Symbol: IGN

Underlying Index: Goldman Sachs Technology Industry Multimedia Networking Index

Investment Objective

The iShares Goldman Sachs Networking Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”).

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the multimedia networking industry, the Fund will always be concentrated in the multimedia networking industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Goldman Sachs Networking Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 75.13%. The best calendar quarter return during the period shown above was 39.88% in the 4th quarter of 2002; the worst was –39.85% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–56.00%	–48.85%
Return After Taxes on Distributions[2]	–56.00%	–48.85%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–34.38%	–37.69%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–55.96%	–48.47%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $1,179,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,179,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,429 if the Creation Unit is redeemed after one year, $19,314 if the Creation Unit is redeemed after three years, $33,384 if the Creation Unit is redeemed after five years, and $74,488 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

Cusip: 464287523

Trading Symbol: IGW

Underlying Index: Goldman Sachs Technology Industry Semiconductor Index

Investment Objective

The iShares Goldman Sachs Semiconductor Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”).

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry, the Fund will always be concentrated in the semiconductor industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 50.82%. The best calendar quarter return during the period shown above was 16.88% in the 4th quarter of 2002; the worst was –38.49% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–48.07%	–35.19%
Return After Taxes on Distributions[2]	–48.07%	–35.19%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–29.52%	–27.52%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–47.86%	–34.97%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Goldman Sachs Semiconductor Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $2,606,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,606,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,822 if the Creation Unit is redeemed after one year, $42,291 if the Creation Unit is redeemed after three years, $73,380 if the Creation Unit is redeemed after five years, and $164,202 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Goldman Sachs Software Index Fund

CUSIP: 464287515

Trading Symbol: IGV

Underlying Index: Goldman Sachs Technology Industry Software Index

Investment Objective

The iShares Goldman Sachs Software Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”).

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, Internet software, PC and entertainment software. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the software industry, the Fund will always be concentrated in the software industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Goldman Sachs Software Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 32.90%. The best calendar quarter return during the period shown above was 23.18% in the 4th quarter of 2002; the worst was –33.22% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–44.16%	–36.05%
Return After Taxes on Distributions[2]	–44.16%	–36.05%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.12%	–28.18%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–43.93%	–35.74%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $1,684,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,684,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $9,111 if the Creation Unit is redeemed after one year, $27,512 if the Creation Unit is redeemed after three years, $47,607 if the Creation Unit is redeemed after five years, and $106,310 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Natural Resources Index Fund

Cusip: 464287374

Trading Symbol: IGE

Underlying Index: Goldman Sachs Natural Resources Sector Index

Investment Objective

The iShares Goldman Sachs Natural Resources Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”).

Principal Investment Strategy

The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded natural resource related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the natural resources industry, the Fund will always be concentrated in the natural resources industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	The profitability of companies in the natural resources sector can be affected by worldwide energy prices, limits on exploration, and production spending.

■	Companies in the natural resources sector are affected by government regulation, world events and economic conditions.

■	Companies in the natural resources sector are at risk for environmental damage claims.

■	Companies in the natural resources sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition.

■	Companies in the natural resources sector may be adversely affected by depletion of resources, technological developments, and labor relations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 12.48%. The best calendar quarter return during the period shown above was 9.53% in the 1st quarter of 2002; the worst was –20.14% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–12.99%	–10.67%
Return After Taxes on Distributions[2]	–13.51%	–11.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–7.95%	–8.76%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–12.99%	–10.71%

1	Inception date: 10/22/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Goldman Sachs Natural Resources Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $4,516,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,516,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $24,088 if the Creation Unit is redeemed after one year, $73,428 if the Creation Unit is redeemed after three years, $127,308 if the Creation Unit is redeemed after five years, and $284,711 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Description of iShares MSCI Index Fund

■	iShares MSCI EAFE Index Fund

Description of iShares MSCI Index Fund

iShares MSCI EAFE Index Fund

Cusip: 464287465

Trading Symbol: EFA

Underlying Index: MSCI EAFE Index SM

Investment Objective

The iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”).

Principal Investment Strategy

The MSCI EAFE Index has been developed by MSCI as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australia and the Far East. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent the Index is so concentrated.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risk factors, which could decrease the value of your investment, are summarized below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

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■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20021

1	The Fund’s total return for the nine months ended September 30, 2003 was 18.27%. The best calendar quarter return during the period shown above was 6.30% in the 4th quarter of 2002; the worst was –19.68% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2002)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–15.61%	–15.63%
Return After Taxes on Distributions[2]	–16.16%	–16.09%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–9.52%	–12.62%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–15.64%	–15.72%

1	Inception date: 8/14/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI EAFE Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None

Total Annual Fund Operating Expenses	0.35%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $22,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2003 was $23,358,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $22,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $23,358,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $127,575 if the Creation Unit is redeemed after one year, $306,564 if the Creation Unit is redeemed after three years, $502,587 if the Creation Unit is redeemed after five years, and $1,078,183 if the Creation Unit is redeemed after ten years.

*	See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

For the fiscal year ended July 31, 2003, BGFA received management fees from each Fund based on a percentage of each Fund’s average daily net assets, as shown in the following table.

iShares Index Fund	Management Fee
iShares Goldman Sachs Technology Index Fund	0.50%
iShares Goldman Sachs Networking Index Fund	0.50%
iShares Goldman Sachs Semiconductor Index Fund	0.50%
iShares Goldman Sachs Software Index Fund	0.50%
iShares Goldman Sachs Natural Resources Index Fund	0.50%
iShares MSCI EAFE Index Fund	0.35%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world’s largest investment advisor of institutional investment assets. As of February 29, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares Financial Highlights

iShares trade under the trading symbols listed for each Fund in the Description of iShares Funds section.

The Funds included in this Prospectus are listed on the American Stock Exchange (the “AMEX”). The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

iShare Prices

The trading prices of iShares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the AMEX is open for trading. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

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Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell iShares.

Taxes on Distributions

Distributions from net investment income (other than qualified dividend income), including distributions out of a Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s iShares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s iShares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares MSCI EAFE Index Fund will almost certainly consist of foreign stocks or securities, the Fund intends to “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as a long-term gain or loss if iShares have been held for more than one year. Any capital gain or loss realized upon a sale of iShares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of iShares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such iShares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

iShares Financial Highlights

Creations and Redemptions

The iShares that trade in the secondary market are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 50,000 iShares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, iShares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers

i  Shares

of iShares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2003, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit as of September 30, 2003	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Goldman Sachs Technology Index Fund	$2,024,500	$900	$3,600
iShares Goldman Sachs Networking Index Fund	$1,179,500	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$2,606,000	$250	$1,000
iShares Goldman Sachs Software Index Fund	$1,684,500	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$4,516,500	$500	$2,000
iShares MSCI EAFE Index Fund	$23,358,000	$22,000	$88,000

Legal Proceedings

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a “conspiracy” amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs’ claims and allegations were dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor’s address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

iShares Financial Highlights

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

iShares Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund			iShares Goldman Sachs Networking Index Fund
	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[1] to Jul. 31, 2001	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001

Net asset value, beginning of period	$30.28	$54.58	$56.71	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.04)	(0.25)	(0.08)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	8.27	(24.05)	(2.05)	7.67	(24.87)	1.71

Total from investment operations	8.23	(24.30)	(2.13)	7.66	(24.93)	1.70

Net asset value, end of period	$38.51	$30.28	$54.58	$20.75	$13.09	$38.02

Total return	27.18%	(44.52)%	(3.76)%[2]	58.52%	(65.57)%	4.68%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,984	$21,194	$79,142	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.18)%	(0.30)%	(0.33)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[4]	11%	8%	0%[5]	26%	46%	9%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than 1%.

i  Shares

iShares Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund			iShares Goldman Sachs Software Index Fund
	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001

Net asset value, beginning of period	$41.63	$73.93	$65.65	$23.61	$48.28	$49.12

Income from investment operations:
Net investment loss	(0.06)	(0.07)	(0.01)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	6.77	(32.23)	8.29	8.01	(24.60)	(0.83)

Total from investment operations	6.71	(32.30)	8.28	7.95	(24.67)	(0.84)

Net asset value, end of period	$48.34	$41.63	$73.93	$31.56	$23.61	$48.28

Total return	16.12%	(43.69)%	12.61%[2]	33.67%	(51.10)%	(1.71)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$101,516	$64,522	$33,268	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.20)%	(0.29)%	(0.38)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[4]	11%	8%	0%[5]	9%	14%	0%[5]

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than 1%.

iShares Financial Highlights

iShares Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund		iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2003	Period from Oct. 22, 2001[1] to Jul. 31, 2002	Year ended Jul. 31, 2003	Period from Aug. 14, 2001[1] to Jul. 31, 2002

Net asset value, beginning of period	$83.27	$94.92	$106.24	$127.63

Income from investment operations:
Net investment income	1.51	1.10	2.58	0.93
Net realized and unrealized gain (loss)	3.66	(11.69)	3.71	(22.07)

Total from investment operations	5.17	(10.59)	6.29	(21.14)

Less distributions from:
Net investment income	(1.41)	(1.06)	(1.88)	(0.25)

Total distributions	(1.41)	(1.06)	(1.88)	(0.25)

Net asset value, end of period	$87.03	$83.27	$110.65	$106.24

Total return	6.27%	(11.29)%[2]	6.17%	(16.57)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,219	$20,817	$3,009,772	$3,803,438
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.35%	0.35%
Ratio of net investment income to average net assets[3]	1.92%	1.51%	2.31%	1.87%
Portfolio turnover rate[4]	7%	12%	8%	8%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Index Providers

Goldman Sachs is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains offices in London, Frankfurt, Tokyo, Hong Kong and other major financial centers around the world. Goldman Sachs is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Singapore, Sydney, Frankfurt, Milan, Paris, Princeton and San Francisco. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares Funds are not sponsored or endorsed by Goldman Sachs or any of its affiliates. Neither Goldman Sachs or any of its affiliates makes any representation or warranty, express or implied, to the owners of the iShares Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Funds particularly, or the ability of the Goldman Sachs Indices to track general stock market performance. Goldman Sachs is the licensor of certain trademarks, service marks and trade names. The Goldman Sachs Indices on which certain iShares Funds are based are determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the iShares Funds. Goldman Sachs has no obligation to take the needs of BGI, BGFA or the owners of the iShares Funds into consideration in determining, composing or calculating the Goldman Sachs Indices. Goldman Sachs is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Funds or the timing of the issuance or sale of such shares. Goldman Sachs has no obligation or liability in connection with the administration of the iShares Funds or the marketing or trading of shares of the iShares Funds. Although Goldman Sachs obtains information for inclusion or use in the calculation of the Goldman Sachs Indices from sources that Goldman Sachs considers reliable, Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indices or any data included therein. Goldman Sachs shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of the iShares Funds, or any other person or entity from the use of the Goldman Sachs Indices or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indices or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Goldman Sachs Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Funds are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index makes any representation or warranty, express or implied, to the owners of the

iShares Disclaimers

iShares Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Funds particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to BGI, BGFA or the iShares Funds. MSCI has no obligation to take the needs of BGI, BGFA or the owners of the iShares Funds into consideration in determining, composing or calculating the MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Funds or the timing of the issuance or sale of such shares. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index has any obligation or liability to owners of the iShares Funds in connection with the administration of the iShares Funds, or the marketing or trading of shares of the iShares Funds. Although MSCI obtains information for inclusion in or for use in the calculation of the MSCI EAFE Index from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index guarantees the accuracy and or the completeness of the Index or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index makes any warranty, express or implied, as to results to be obtained by BGI, BGFA, the owners of the iShares Funds, or any other person or entity from the use of the MSCI EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI EAFE Index or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE Index makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI EAFE Index have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of the iShares Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares Funds or any member of the public regarding the ability of an iShares Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Goldman Sachs or MSCI without regard to any iShares Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any iShares Fund to be issued. The AMEX has no obligation or liability to owners of the iShares Funds in connection with the administration, marketing or trading of shares of the iShares Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Funds, the owners of the iShares Funds, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without

i  Shares

limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of an Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares Funds owners of the iShares Funds, or any other person or entity from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

iShares Trust

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from January 1, 2002 to September 30, 2003.

Each line in the tables shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Goldman Sachs Technology Index Fund

Period Covered: January 1, 2002 through September 30, 2003

	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.46
Greater than 0.5% and Less than 1.0%	8	1.82
Between 0.5% and –0.5%	412	93.85
Less than –0.5% and Greater than –1.0%	12	2.73
Less than –1.0%	5	1.14

	439	100.00

iShares Goldman Sachs Networking Index Fund

Period Covered: January 1, 2002 through September 30, 2003

	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.91
Greater than 0.5% and Less than 1.0%	35	7.97
Between 0.5% and –0.5%	354	80.64
Less than –0.5% and Greater than –1.0%	35	7.97
Less than –1.0% and Greater than –1.5%	6	1.37
Less than –1.5%	5	1.14

	439	100.00

i  Shares

iShares Goldman Sachs Semiconductor Index Fund

Period Covered: January 1, 2002 through September 30, 2003

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.68
Greater than 0.5% and Less than 1.0%	12	2.73
Between 0.5% and –0.5%	398	90.66
Less than –0.5% and Greater than –1.5%	20	4.56
Less than –1.5%	6	1.37

	439	100.00

iShares Goldman Sachs Software Index Fund

Period Covered: January 1, 2002 through September 30, 2003

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.68
Greater than 0.5% and Less than 1.0%	11	2.51
Between 0.5% and –0.5%	403	91.80
Less than –0.5% and Greater than –1.0%	18	4.10
Less than –1.0%	4	0.91

	439	100.00

iShares Goldman Sachs Natural Resources Index Fund

Period Covered: January 1, 2002 through September 30, 2003

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	—	—
Between 0.5% and –0.5%	432	98.40
Less than –0.5% and Greater than –1.0%	5	1.14
Less than –1.0%	2	0.46

	439	100.00

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2002 through September 30, 2003

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.91
Greater than 1.5% and Less than 2.0%	7	1.59
Greater than 1.0% and Less than 1.5%	44	10.02
Greater than 0.5% and Less than 1.0%	93	21.18
Between 0.5% and –.5%	242	55.15
Less than –0.5% and Greater than –1.0%	34	7.74
Less than –1.0% and Greater than –1.5%	12	2.73
Less than –1.5%	3	0.68

	439	100.00

iShares Supplemental Information

II.    Total Return Information

The table below presents information about the total return of each Fund and its Underlying Index. The information presented for each Fund is for the applicable period ended July 31, 2003.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after a Fund’s inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 7/31/03			Inception to 7/31/03			Inception to 7/31/03
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Goldman Sachs Technology*	27.18%	27.49%	27.77%	(14.97)%	(14.98)%	(14.61)%	(32.09)%	(32.11)%	(31.32)%
Goldman Sachs Networking**	58.52%	57.37%	59.20%	(23.79)%	(23.86)%	(23.33)%	(42.87)%	(42.98)%	(42.14)%
Goldman Sachs Semiconductor**	16.12%	16.20%	16.53%	(13.81)%	(13.86)%	(13.52)%	(26.37)%	(26.46)%	(25.86)%
Goldman Sachs Software**	33.67%	34.08%	34.32%	(19.32)%	(19.34)%	(18.92)%	(35.75)%	(35.77)%	(35.08)%
Goldman Sachs Natural Resources^	6.27%	6.38%	6.86%	(3.26)%	(3.30)%	(2.87)%	(5.72)%	(5.79)%	(5.02)%
MSCI EAFE^^	6.17%	4.30%	6.30%	(6.00)%	(6.33)%	(6.02)%	(11.44)%	(12.05)%	(11.46)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01).

**	Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

^	Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01).

^^	Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01).

i  Shares

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information (“SAI”). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the iShares Trust’s annual and semi-annual reports to shareholders. In the iShares Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares
Monday through Friday
8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust
c/o SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information